Property and equipment (Details) - USD ($)	9 Months Ended	12 Months Ended
	May 31, 2026	Aug. 31, 2025
Property and equipment
Beginning balance	$ 3,307,055
Ending balance	2,907,119	$ 3,307,055
Cost
Property and equipment
Beginning balance	5,651,815	1,701,783
Additions	183,666	227,347
Disposals	(456,363)
Transferred to inventory	(22,030)	(86,455)
Business acquisition		3,830,511
Currency translation	(4,509)	(21,371)
Ending balance	5,352,579	5,651,815
Accumulated depreciation
Property and equipment
Beginning balance	(2,344,760)	(531,801)
Depreciation	466,420	301,599
Disposals	362,598
Transferred to inventory	(3,122)	(5,325)
Business acquisition		1,516,685
Ending balance	(2,445,460)	(2,344,760)
Nautical Ventures Group Inc.
Property and equipment
Business acquisition		2,313,826
Machinery and equipment
Property and equipment
Beginning balance	1,807,033
Ending balance	1,563,763	1,807,033
Machinery and equipment | Cost
Property and equipment
Beginning balance	2,875,816	325,120
Additions	4,785	185,167
Disposals	(148,512)
Business acquisition		2,367,675
Currency translation	(1,082)	(2,146)
Ending balance	2,731,007	2,875,816
Machinery and equipment | Accumulated depreciation
Property and equipment
Beginning balance	(1,068,783)	(207,622)
Depreciation	250,194	102,318
Disposals	151,733
Business acquisition		758,843
Ending balance	(1,167,244)	(1,068,783)
Rolling stock
Property and equipment
Beginning balance	263,286
Ending balance	188,288	263,286
Rolling stock | Cost
Property and equipment
Beginning balance	794,075	35,473
Disposals	(90,540)
Business acquisition		758,754
Currency translation	(24)	(152)
Ending balance	703,511	794,075
Rolling stock | Accumulated depreciation
Property and equipment
Beginning balance	(530,789)	(27,156)
Depreciation	74,374	27,476
Disposals	89,940
Business acquisition		476,157
Ending balance	(515,223)	(530,789)
Computer equipment
Property and equipment
Beginning balance	181,060
Ending balance	112,562	181,060
Computer equipment | Cost
Property and equipment
Beginning balance	415,673	19,228
Additions		4,379
Disposals	(111,687)
Business acquisition		392,113
Currency translation	(17)	(47)
Ending balance	303,969	415,673
Computer equipment | Accumulated depreciation
Property and equipment
Beginning balance	(234,613)	(16,574)
Depreciation	35,178	21,867
Disposals	78,384
Business acquisition		196,172
Ending balance	(191,407)	(234,613)
Moulds
Property and equipment
Beginning balance	670,183
Ending balance	643,345	670,183
Moulds | Cost
Property and equipment
Beginning balance	817,467	830,539
Currency translation	(2,719)	(13,072)
Ending balance	814,748	817,467
Moulds | Accumulated depreciation
Property and equipment
Beginning balance	(147,284)	(114,875)
Depreciation	24,119	32,409
Ending balance	(171,403)	(147,284)
Leasehold improvements
Property and equipment
Beginning balance	278,438
Ending balance	319,738	278,438
Leasehold improvements | Cost
Property and equipment
Beginning balance	619,674	276,973
Additions	178,881	32,853
Disposals	(105,624)
Business acquisition		311,969
Currency translation	(233)	(2,121)
Ending balance	692,698	619,674
Leasehold improvements | Accumulated depreciation
Property and equipment
Beginning balance	(341,236)	(160,930)
Depreciation	74,265	94,793
Disposals	42,541
Business acquisition		85,513
Ending balance	(372,960)	(341,236)
Boat rental fleet
Property and equipment
Beginning balance	107,055
Ending balance	79,423	107,055
Boat rental fleet | Cost
Property and equipment
Beginning balance	129,110	214,450
Additions		4,948
Transferred to inventory	(22,030)	(86,455)
Currency translation	(434)	(3,833)
Ending balance	106,646	129,110
Boat rental fleet | Accumulated depreciation
Property and equipment
Beginning balance	(22,055)	(4,644)
Depreciation	8,290	22,736
Transferred to inventory	(3,122)	(5,325)
Ending balance	$ (27,223)	$ (22,055)